Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961

ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF (QVAL)
ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE VALUE ETF (IVAL)
ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF (QMOM)
ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE MOMENTUM ETF (IMOM)
ALPHA ARCHITECT VALUE MOMENTUM TREND ETF (VMOT)
each a series of Alpha Architect ETF Trust
(each a "Fund" and collectively, the "Funds")

January 21, 2021

Supplement to the
Summary Prospectuses, Prospectus, and Statement of Additional Information ("SAI")
dated November 23, 2020

________________________________________
NOTICE OF A CHANGE IN NUMBER OF SHARES CONSTITUTING A CREATION UNIT FOR VMOT________________________________________

The Alpha Architect Value Momentum Trend ETF (VMOT) currently issues and redeems shares (Shares) on a continuous basis only in large blocks of 25,000 Shares, called "Creation Units."

Effective on or about January 31, 2021, VMOT will issue and redeem Shares on a continuous basis only in Creation Units of 10,000 Shares.

Please retain this Supplement with your Summary Prospectuses, Prospectus, and SAI.